INTANGIBLE ASSETS (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible assets disclosures
Intangible assets	709,413,861	393,663,987
Less: accumulated amortization	(41,211,490)	(37,010,965)
Net book value	668,202,371	356,653,022
Trademarks and Domain
Intangible assets disclosures
Intangible assets not subject to amortization	551,381,191	314,329,235
Net book value - intangible assets not subject to amortization	551,381,191	314,329,235
Golf Membership Certificate
Intangible assets disclosures
Intangible assets not subject to amortization	4,200,000	4,200,000
Net book value - intangible assets not subject to amortization	4,200,000	4,200,000
Others
Intangible assets disclosures
Intangible assets not subject to amortization	17,783,205	8,785,287
Net book value - intangible assets not subject to amortization	17,783,205	8,785,287
Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Non-compete agreements
Intangible assets disclosures
Intangible assets to be amortized	11,479,610	11,479,610
Less: accumulated amortization	(11,479,610)	(11,479,610)
Customer list
Intangible assets disclosures
Intangible assets to be amortized	85,642,578	15,942,578
Less: accumulated amortization	(13,247,103)	(11,982,578)
Finite-Lived Intangible Assets, Net, Total	72,395,475	3,960,000
Customer list | Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Customer list | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Supplier relationship
Intangible assets disclosures
Intangible assets to be amortized	27,780,000	27,780,000
Less: accumulated amortization	(5,956,333)	(3,178,333)
Finite-Lived Intangible Assets, Net, Total	21,823,667	24,601,667
Intangible asset useful life	10 years
Technology patent
Intangible assets disclosures
Intangible assets to be amortized	9,240,000	9,240,000
Less: accumulated amortization	(9,240,000)	(9,240,000)
Intangible asset useful life	5 years
Cross-border travel agency license
Intangible assets disclosures
Intangible assets to be amortized	1,117,277	1,117,277
Less: accumulated amortization	(1,117,277)	(1,117,277)
Intangible asset useful life	8 years
Others.
Intangible assets disclosures
Intangible assets to be amortized	790,000	790,000
Less: accumulated amortization	(171,167)	(13,167)
Finite-Lived Intangible Assets, Net, Total	618,833	776,833